Stock-Based Compensation - Schedule of Information about Stock Options Outstanding (Details) $ / shares in Units, $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($) $ / shares shares
Range of Exercise Prices One [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Number outstanding (in Shares) | shares	9,076,257
Outstanding, Weighted average remaining contractual term	3 years 6 months 7 days
Outstanding, Weighted average exercise price	$ 0.8
Outstanding, Aggregate intrinsic value (in Dollars) | $	$ 9,002
Exercisable, Number Exercisable (in Shares) | shares	9,066,224
Exercisable, Weighted average remaining contractual term	3 years 6 months 7 days
Exercisable, Weighted Average exercise price	$ 0.8
Exercisable, Aggregate intrinsic value (in Dollars) | $	$ 8,992
Range of Exercise Prices Two [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices	$ 1.87
Outstanding, Number outstanding (in Shares) | shares	3,313
Outstanding, Weighted average remaining contractual term	5 years 3 months 10 days
Outstanding, Weighted average exercise price	$ 1.87
Exercisable, Number Exercisable (in Shares) | shares	3,313
Exercisable, Weighted average remaining contractual term	5 years 3 months 10 days
Exercisable, Weighted Average exercise price	$ 1.87
Range of Exercise Prices Three [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Number outstanding (in Shares) | shares	55,710
Outstanding, Weighted average remaining contractual term	6 years
Outstanding, Weighted average exercise price	$ 2.13
Exercisable, Number Exercisable (in Shares) | shares	18,570
Exercisable, Weighted average remaining contractual term	6 years
Exercisable, Weighted Average exercise price	$ 2.13
Range Of Exercise Price Four [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices	$ 2.27
Outstanding, Number outstanding (in Shares) | shares	1,224,460
Outstanding, Weighted average remaining contractual term	6 years 9 months
Outstanding, Weighted average exercise price	$ 2.27
Exercisable, Number Exercisable (in Shares) | shares
Exercisable, Weighted average remaining contractual term
Exercisable, Weighted Average exercise price
Exercisable, Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Five [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Number outstanding (in Shares) | shares	937,194
Outstanding, Weighted average remaining contractual term	5 years 10 months 2 days
Outstanding, Weighted average exercise price	$ 2.4
Exercisable, Number Exercisable (in Shares) | shares	515,977
Exercisable, Weighted average remaining contractual term	5 years 7 months 6 days
Exercisable, Weighted Average exercise price	$ 2.4
Range of Exercise Prices Six [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices	$ 4.99
Outstanding, Number outstanding (in Shares) | shares	196,625
Outstanding, Weighted average remaining contractual term	4 years 3 months 14 days
Outstanding, Weighted average exercise price	$ 4.99
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	154,908
Exercisable, Weighted average remaining contractual term	4 years 3 months 14 days
Exercisable, Weighted Average exercise price	$ 6.33
Exercisable, Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Seven [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices	$ 5.36
Outstanding, Number outstanding (in Shares) | shares	140,000
Outstanding, Weighted average remaining contractual term	3 years 9 months
Outstanding, Weighted average exercise price	$ 5.36
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	113,750
Exercisable, Weighted average remaining contractual term	3 years 9 months
Exercisable, Weighted Average exercise price	$ 5.36
Exercisable, Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Eight [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices	$ 7.58
Outstanding, Number outstanding (in Shares) | shares	85,380
Outstanding, Weighted average remaining contractual term	3 years 3 months 14 days
Outstanding, Weighted average exercise price	$ 7.58
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	85,380
Exercisable, Weighted average remaining contractual term	3 years 3 months 14 days
Exercisable, Weighted Average exercise price	$ 7.58
Exercisable, Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Nine [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices	$ 9.07
Outstanding, Number outstanding (in Shares) | shares	3,537
Outstanding, Weighted average remaining contractual term	3 years 2 months 15 days
Outstanding, Weighted average exercise price	$ 9.07
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	3,537
Exercisable, Weighted average remaining contractual term	3 years 2 months 15 days
Exercisable, Weighted Average exercise price	$ 9.07
Exercisable, Aggregate intrinsic value (in Dollars) | $
Minimum [Member] | Range of Exercise Prices One [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices	$ 0.15
Minimum [Member] | Range of Exercise Prices Three [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices	2.1
Minimum [Member] | Range of Exercise Prices Five [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices	2.39
Maximum [Member] | Range of Exercise Prices One [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices	0.86
Maximum [Member] | Range of Exercise Prices Three [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices	2.13
Maximum [Member] | Range of Exercise Prices Five [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices	$ 2.41